Share Based Compensation (Details) - CNY (¥)		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 14, 2019	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2017	Mar. 30, 2020	Sep. 27, 2019	Dec. 31, 2018
Share Based Compensation (Details) [Line Items]
Shares granted					2,178,528
Vesting period					5 years
Subscription price (in Yuan Renminbi per share)					¥ 1
Share based compensation description	the Company further granted 8,357,311 share units to employees which vested one week after the Vesting Commencement Date at weighted average subscription price of US$0.0055 per unit.
Reserved ordinary shares			531,005			3,050,701	500,000,000	318,601,222
Reserved for issuance,			1.00%
Reserve an additional			1.00%
Share-based compensation expense (in Yuan Renminbi)			¥ 32,769,000	¥ 27,664,000
Unrecognized compensation cost (in Yuan Renminbi)		¥ 6,351,000		¥ 6,351,000
Weighted average period			1 year 6 months
Issued shares percentage		15.00%
Share based compensation description		the share option pool under the Likeshuo HK 2020 Plan approved by the board of directors of Likeshuo HK was 1,875 Likeshuo HK’s ordinary shares. The Likeshuo ESOP Reservation has reserved 625 Likeshuo HK’s ordinary shares. As of December 31, 2020, the unrecognized share-based compensation cost related to its restricted shares was RMB15,650.The share-based compensation expense of RMB24,592 for Likeshuo ESOP Reservation was charged to general and administrative expenses for the year ended December 31,2020.
Likeshuo HK [Member]
Share Based Compensation (Details) [Line Items]
Issued shares percentage		5.00%
Share based compensation description		(i) RMB20,000 cash consideration payable from the relevant Likeshuo management’s personal funds; and (ii) satisfaction of certain performance targets for the Likeshuo online business. The cash consideration was determined based on the valuation of the Likeshuo online business, at approximately RMB301,200, as determined by an independent third-party valuation. Restricted shares are granted from post incentives and performance incentives, which are unlocked in three years.
2018 Share Incentive Plan [Member]
Share Based Compensation (Details) [Line Items]
Maximum aggregate number of options			20,085,242
Likeshuo ESOP [Member]
Share Based Compensation (Details) [Line Items]
Reserved ordinary shares			1,327,514
Share-based compensation expense (in Yuan Renminbi)			¥ 5,589